Income Taxes - Changes in Deferred Net Income Tax Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	$ 732.6	$ 463.9
Amounts recorded in the consolidated statement of earnings	(230.3)	273.8
Amounts recorded in total equity	(20.7)	37.3
Acquisitions of subsidiaries (note 23)	(101.5)	(53.2)
Foreign exchange effect and other	0.7	10.8
Deferred tax asset, ending balance	380.8	732.6
Operating and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	188.8	235.4
Amounts recorded in the consolidated statement of earnings	(41.2)	(57.8)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	33.1	9.7
Foreign exchange effect and other	7.0	1.5
Deferred tax asset, ending balance	187.7	188.8
Provision for losses and loss adjustment expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	182.3	204.2
Amounts recorded in the consolidated statement of earnings	(72.3)	(22.7)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	20.5	0.0
Foreign exchange effect and other	0.8	0.8
Deferred tax asset, ending balance	131.3	182.3
Provision for unearned premiums
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	126.6	92.8
Amounts recorded in the consolidated statement of earnings	(15.0)	31.8
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	(19.8)	(0.3)
Foreign exchange effect and other	0.1	2.3
Deferred tax asset, ending balance	91.9	126.6
Deferred premium acquisition costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(120.0)	(96.9)
Amounts recorded in the consolidated statement of earnings	(0.6)	(24.1)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	53.6	0.7
Foreign exchange effect and other	0.3	0.3
Deferred tax asset, ending balance	(66.7)	(120.0)
Intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(347.6)	(325.4)
Amounts recorded in the consolidated statement of earnings	111.0	27.9
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	(195.2)	(47.7)
Foreign exchange effect and other	(11.7)	(2.4)
Deferred tax asset, ending balance	(443.5)	(347.6)
Investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	331.9	49.0
Amounts recorded in the consolidated statement of earnings	(140.1)	266.9
Amounts recorded in total equity	(15.5)	17.7
Acquisitions of subsidiaries (note 23)	0.9	(1.1)
Foreign exchange effect and other	0.3	(0.6)
Deferred tax asset, ending balance	177.5	331.9
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	224.3	174.9
Amounts recorded in the consolidated statement of earnings	(106.0)	49.4
Amounts recorded in total equity	(0.1)	0.0
Acquisitions of subsidiaries (note 23)	0.0	0.0
Foreign exchange effect and other	(0.1)	0.0
Deferred tax asset, ending balance	118.1	224.3
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	146.3	129.9
Amounts recorded in the consolidated statement of earnings	33.9	2.4
Amounts recorded in total equity	(5.1)	19.6
Acquisitions of subsidiaries (note 23)	5.4	(14.5)
Foreign exchange effect and other	4.0	8.9
Deferred tax asset, ending balance	$ 184.5	$ 146.3